Vessels, net - Additional Information - Capital Product Partners L.P. (Details) - Capital Product Partners, L.P. ("CPLP") - USD ($)				12 Months Ended
	May 04, 2018	Jan. 17, 2018	Oct. 24, 2016	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life				25 years
Total Revenues				$ 148,318,000	$ 97,806,000	$ 101,506,000
Net income				9,535,000	24,737,000	35,648,000
M/T Anikitos
Property, Plant and Equipment [Line Items]
Business Combination, Consideration Transferred	$ 31,500
Payments to Acquire Businesses, Gross	15,875
Business Combination, Consideration Transferred, Liabilities Incurred	$ 15,625
Charter, Option to Terminate, Number of Days	30 days
Time Charter, Gross Hire Rate	$ 15.3
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Property, Plant, and Equipment	31,004
Above Market Acquired Charter	$ 496
M/T Aristaios
Property, Plant and Equipment [Line Items]
Business Combination, Consideration Transferred		$ 52,500
Payments to Acquire Businesses, Gross		24,167
Business Combination, Consideration Transferred, Liabilities Incurred		$ 28,333
Charter, Option to Terminate, Number of Days		45 days
Time Charter, Gross Hire Rate		$ 26.4
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Property, Plant, and Equipment		42,955
Above Market Acquired Charter		9,545
Vessels Improvements				1,089	142
Payments for Advances for Construction				$ 1,035	$ 0
M/T Amor
Property, Plant and Equipment [Line Items]
Business Combination, Consideration Transferred			$ 32,661
Payments to Acquire Businesses, Gross			16,911
Business Combination, Consideration Transferred, Liabilities Incurred			15,750
Time Charter, Gross Hire Rate		$ 14.0	17.5
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Property, Plant, and Equipment			31,600
Above Market Acquired Charter			$ 1,061
Total Revenues						980
Net income						$ 222